Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt	Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2022	December 31, 2021
Hayfin Term Loan Facility	197.0	—
Syndicated Senior Secured Credit Facilities	272.7	—
New Bridge Revolving Credit Facility	30.3	—
$350m Convertible bonds	350.0	—
PPL Delivery Financing	753.3	—
Total	1,603.3	—
Back end fee due to PPL on Delivery of rigs	29.3	—
Effective interest rate adjustments on PPL Delivery financing	13.9	—
Deferred finance charges	(3.8)	—
Carrying Value Short-Term Debt	1,642.7	—
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2022	December 31, 2021
Hayfin Term Loan Facility	—	197.0
Syndicated Senior Secured Credit Facilities	—	272.7
New Bridge Revolving Credit Facility	—	30.3
$350m Convertible bonds	—	350.0
PPL Delivery Financing	—	753.3
Keppel Delivery Financing	259.2	259.2
Total	259.2	1,862.5
Back end fee due to PPL and Keppel on Delivery of rigs	13.5	42.8
Effective interest rate adjustments on PPL and Keppel Delivery financing	9.1	17.1
Deferred finance charges	—	(6.5)
Carrying Value Long-Term Debt	281.8	1,915.9
The carrying values in the tables above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.
At June 30, 2022 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2022	—
2023	1,603.3
2024	—
2025	86.4
2026	172.8
Thereafter	—
Total principal debt	1,862.5

Interest
The weighted average interest rate for all our interest-bearing debt, excluding Convertible Bonds, was 6.2% for the six months ended June 30, 2022.
Covenants
As at June 30, 2022, we were in compliance with the covenants and our obligations under our debt agreements.